N-4	Apr. 29, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SBL VARIABLE ANNUITY ACCOUNT XI
Entity Central Index Key	0001091459
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2026
Amendment Flag	false
Scarborough Advantage Variable Annuity
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No. The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples
Are There Transaction Charges?	No. There are no charges for other transactions.	Not Applicable
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration and
Distribution Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.04%	1.04%
	Investment options[2] (Underlying Fund fees and expenses)	0.90%	2.19%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
2
As a percentage of Underlying Fund average net assets.

There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $1,727.36	Highest Annual Cost: $2,707.23
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge and Underlying
Fund fees and expenses
●No additional Purchase Payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?	No. The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples

Transaction Charges [Text Block]
Are There Transaction Charges?	No. There are no charges for other transactions.	Not Applicable

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration and
Distribution Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.04%	1.04%
	Investment options[2] (Underlying Fund fees and expenses)	0.90%	2.19%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
2
As a percentage of Underlying Fund average net assets.

There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $1,727.36	Highest Annual Cost: $2,707.23
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge and Underlying
Fund fees and expenses
●No additional Purchase Payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.04%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.04%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.90%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.19%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Contract Value allocated to the Separate Account. The Base Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund average net assets.
Lowest and Highest Annual Cost [Table Text Block]

There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $1,727.36	Highest Annual Cost: $2,707.23
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge and Underlying
Fund fees and expenses
●No additional Purchase Payments,
transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,727.36
Highest Annual Cost [Dollars]	$ 2,707.23
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Withdrawals will reduce the value of your Contract.
●Tax deferral is more beneficial to investors with a long time horizon.
The Contract – General
What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that are available under the Contract.
●Each investment option, including the Fixed Account (if available), has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations, guarantees or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting
www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company

Investment Restrictions [Text Block]	Yes.●Certain investment options may not be available under your Contract.●Certain Subaccounts prohibit you from transferring out and back in the same Subaccount within a period of calendar days.●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
Key Information, Benefit Restrictions [Text Block]	No.●There are no optional benefits available under this Contract.
Tax Implications [Text Block]	●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Charge
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Processing Fee (per transfer)	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses).Annual Contract Expenses
Charge
Administrative Expenses	None
Base Contract Expenses (as a percentage of average Contract Value)	1.39%[1]
1  This charge is comprised of both an annual mortality and expense risk charge and an annual administration and distribution charge. The mortality and expense risk charge is 0.45% and is deducted daily. The maximum administration and distribution charge ranges from 0.59% to
0.94% and is deducted daily. The Company currently charges an administration and distribution charge of 0.91% for all Subaccounts except the
Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap
Value Subaccounts, for which the Company charges an annual rate of 0.56%.The Base Contract Expenses do not reflect any applicable
Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts include applicable Platform Charges if you choose to invest in certain Underlying Funds. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.90%	2.19%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.90%	2.14%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Transaction Expenses [Table Text Block]	Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Charge
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Processing Fee (per transfer)	None

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Transfer Fee (of Amount Transferred), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Charge
Administrative Expenses	None
Base Contract Expenses (as a percentage of average Contract Value)	1.39%[1]
1  This charge is comprised of both an annual mortality and expense risk charge and an annual administration and distribution charge. The mortality and expense risk charge is 0.45% and is deducted daily. The maximum administration and distribution charge ranges from 0.59% to
0.94% and is deducted daily. The Company currently charges an administration and distribution charge of 0.91% for all Subaccounts except the
Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap
Value Subaccounts, for which the Company charges an annual rate of 0.56%.The Base Contract Expenses do not reflect any applicable
Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.

Administrative Expense, Maximum [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.39%
Base Contract Expense, Footnotes [Text Block]	This charge is comprised of both an annual mortality and expense risk charge and an annual administration and distribution charge. The mortality and expense risk charge is 0.45% and is deducted daily. The maximum administration and distribution charge ranges from 0.59% to 0.94% and is deducted daily. The Company currently charges an administration and distribution charge of 0.91% for all Subaccounts except the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts, for which the Company charges an annual rate of 0.56%.The Base Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
Annual Portfolio Company Expenses [Table Text Block]	Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.90%	2.19%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.90%	2.14%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.90%
Portfolio Company Expenses Maximum [Percent]	2.19%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,258.59
Surrender Expense, 1 Year, Minimum [Dollars]	1,969.68
Surrender Expense, 3 Years, Maximum [Dollars]	9,949.81
Surrender Expense, 3 Years, Minimum [Dollars]	6,091.71
Surrender Expense, 5 Years, Maximum [Dollars]	16,880.00
Surrender Expense, 5 Years, Minimum [Dollars]	10,469.86
Surrender Expense, 10 Years, Maximum [Dollars]	35,307.70
Surrender Expense, 10 Years, Minimum [Dollars]	22,642.69
Annuitized Expense, 1 Year, Maximum [Dollars]	3,258.59
Annuitized Expense, 1 Year, Minimum [Dollars]	1,969.68
Annuitized Expense, 3 Years, Maximum [Dollars]	9,949.81
Annuitized Expense, 3 Years, Minimum [Dollars]	6,091.71
Annuitized Expense, 5 Years, Maximum [Dollars]	16,880.00
Annuitized Expense, 5 Years, Minimum [Dollars]	10,469.86
Annuitized Expense, 10 Years, Maximum [Dollars]	35,307.70
Annuitized Expense, 10 Years, Minimum [Dollars]	22,642.69
No Surrender Expense, 1 Year, Maximum [Dollars]	3,258.59
No Surrender Expense, 1 Year, Minimum [Dollars]	1,969.68
No Surrender Expense, 3 Years, Maximum [Dollars]	9,949.81
No Surrender Expense, 3 Years, Minimum [Dollars]	6,091.71
No Surrender Expense, 5 Years, Maximum [Dollars]	16,880.00
No Surrender Expense, 5 Years, Minimum [Dollars]	10,469.86
No Surrender Expense, 10 Years, Maximum [Dollars]	35,307.70
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,642.69
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract
The following table summarizes information about the standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.	●Each payment must be at least $100 (unless we consent otherwise). ●Withdrawals may be subject to income tax and penalties.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	●There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program.
Standard Death Benefit – Contract Issue Age 76 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	●The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.
Standard Death Benefit – Contract Issue Age 75 or Younger	Provides a death benefit equal to the greatest of total Purchase Payments less any withdrawals, including withdrawal charges, the Contract Value, or the stepped-up death benefit.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●The stepped-up death benefit is stepped up on Contract
anniversaries that are multiples of five until the Participant reaches age 76.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.	●Each payment must be at least $100 (unless we consent otherwise). ●Withdrawals may be subject to income tax and penalties.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	●There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program.
Standard Death Benefit – Contract Issue Age 76 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	●The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.
Standard Death Benefit – Contract Issue Age 75 or Younger	Provides a death benefit equal to the greatest of total Purchase Payments less any withdrawals, including withdrawal charges, the Contract Value, or the stepped-up death benefit.	There is no charge for this option.
●The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
●The stepped-up death benefit is stepped up on Contract
anniversaries that are multiples of five until the Participant reaches age 76.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	APPENDIX A Investment Options Available Under the Contract
Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121828. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com. The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Institutional Class Adviser: Goldman Sachs Asset Management L.P.	0.88%	0.35%	16.14%	10.47%	10.84%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Institutional Class Adviser: Goldman Sachs Asset Management L.P.	0.79%	0.35%	17.92%	12.75%	16.41%
International Equity	Invesco V.I. EQV International Equity – Series I Adviser: Invesco Advisers, Inc.	0.90%	0.35%	16.50%	3.68%	6.22%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	0.35%	7.85%	1.73%	2.44%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	1.07%	0.35%	18.10%	13.83%	15.59%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	N/A	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	N/A	14.16%	12.15%	10.88%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	7.35%	9.30%	9.97%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.12%	0.35%	13.43%	12.54%	12.66%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	1.39%	0.35%	7.85%	1.21%	3.21%
Intermediate Term Bond	PIMCO VIT Total Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.73%	0.35%	8.89%	0.02%	2.36%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.84%	0.35%	1.74%	10.39%	-5.65%
Mid Cap Growth	T. Rowe Price Mid Cap Growth Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.85%	0.35%	3.55%	3.84%	9.81%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121828. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com. The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Portfolio Companies [Table Text Block]
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Institutional Class Adviser: Goldman Sachs Asset Management L.P.	0.88%	0.35%	16.14%	10.47%	10.84%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Institutional Class Adviser: Goldman Sachs Asset Management L.P.	0.79%	0.35%	17.92%	12.75%	16.41%
International Equity	Invesco V.I. EQV International Equity – Series I Adviser: Invesco Advisers, Inc.	0.90%	0.35%	16.50%	3.68%	6.22%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	0.35%	7.85%	1.73%	2.44%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	1.07%	0.35%	18.10%	13.83%	15.59%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	N/A	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	N/A	14.16%	12.15%	10.88%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	7.35%	9.30%	9.97%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.12%	0.35%	13.43%	12.54%	12.66%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	1.39%	0.35%	7.85%	1.21%	3.21%
Intermediate Term Bond	PIMCO VIT Total Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.73%	0.35%	8.89%	0.02%	2.36%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.84%	0.35%	1.74%	10.39%	-5.65%
Mid Cap Growth	T. Rowe Price Mid Cap Growth Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.85%	0.35%	3.55%	3.84%	9.81%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

Temporary Fee Reductions, Current Expenses [Text Block]	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements
Index-Linked Option [Line Items]
Index-Linked Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Not applicable	1%

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Option — The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the Fixed Options, as noted below. See “The Fixed Account” in the prospectus for a description of the Fixed Investment Options’ features.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Not applicable	1%

Scarborough Advantage Variable Annuity | Goldman Sachs VIT Small Cap Equity Insights - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights – Institutional Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.14%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Scarborough Advantage Variable Annuity | Goldman Sachs VIT Strategic Growth - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth – Institutional Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	17.92%
Average Annual Total Returns, 5 Years [Percent]	12.75%
Average Annual Total Returns, 10 Years [Percent]	16.41%
Scarborough Advantage Variable Annuity | Invesco V.I. EQV International Equity - Series I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity – Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.22%
Scarborough Advantage Variable Annuity | Invesco V.I. Global Real Estate - Series I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate – Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.73%
Average Annual Total Returns, 10 Years [Percent]	2.44%
Scarborough Advantage Variable Annuity | Janus Henderson VIT Research - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Research – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	18.10%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	15.59%
Scarborough Advantage Variable Annuity | NAA All Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi Cap Value
Portfolio Company Name [Text Block]	NAA All Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Scarborough Advantage Variable Annuity | NAA Large Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	NAA Large Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Scarborough Advantage Variable Annuity | NAA SMid-Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	NAA SMid-Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	9.97%
Scarborough Advantage Variable Annuity | NAA World Equity Income Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	NAA World Equity Income Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	22.75%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Scarborough Advantage Variable Annuity | Neuberger Berman Quality Equity Portfolio - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Neuberger Berman Quality Equity Portfolio – Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	13.43%
Average Annual Total Returns, 5 Years [Percent]	12.54%
Average Annual Total Returns, 10 Years [Percent]	12.66%
Scarborough Advantage Variable Annuity | PIMCO VIT Real Return - Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.39%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Scarborough Advantage Variable Annuity | PIMCO VIT Total Return - Administrative Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return – Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.36%
Scarborough Advantage Variable Annuity | Rydex VIF Energy Services
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Energy Services
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	1.74%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	(5.65%)
Scarborough Advantage Variable Annuity | T. Rowe Price Mid Cap Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	T. Rowe Price Mid Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	3.55%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	9.81%
Scarborough Advantage Variable Annuity | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit — One should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant or any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it. If you die prior to the Annuity Start Date, the Company will pay the death benefit proceeds to your Designated Beneficiary upon receipt of due proof of your death and instructions regarding payment to the Designated Beneficiary. If your surviving spouse is your sole Designated Beneficiary, your spouse may elect to continue your account in force, subject to certain limitations. If your spouse so elects, the Contract Date of your account will not change, and any death benefit payable after this election will be calculated using the same Contract Date. See “Distribution Requirements” below. If your death occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.” The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If you die prior to the Annuity Start Date and you were 75 or younger on the Contract Date, the amount of the death benefit will be the greatest of: ●The sum of all Purchase Payments, less any reductions caused by previous withdrawals, ●Your Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company, or ●The stepped-up death benefit, if applicable. The stepped-up death benefit is: ●The largest death benefit on any Contract anniversary that is both an exact multiple of five (i.e., fifth Contract anniversary, tenth Contract anniversary, fifteenth Contract anniversary, etc.) and occurs prior to your attaining age 76, plus ●Any Purchase Payments allocated to your Contract Value since the applicable Contract anniversary, less ●Any withdrawals since the applicable anniversary. The stepped-up death benefit is not payable and will not be included as part of the death benefit calculation if you die prior to the end of the fifth Contract Year. If you die prior to the Annuity Start Date and your age was 76 or greater on the Contract Date the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the Administrative Office.
Calculation Method of Benefit [Text Block]	Example of the Standard Death Benefit. Assume: (i)The initial Purchase Payment is $100,000 and no additional Purchase Payments are made (ii)In Contract Year five, the Contract Value is $105,000 (iii)The Participant takes one withdrawal of $10,000 in Contract Year seven (iv)The Participant dies in Contract Year 10 (v)At the time of the Participant’s death, the Contract Value is $89,000 If the Participant was 75 years old or younger on the Contract Date, the standard death benefit is the greatest of the total Purchase Payments less any withdrawals, the Contract Value, or the stepped-up death benefit. The Contract Value is $89,000, and the amount of total Purchase Payments less withdrawals is $90,000. The stepped-up death benefit is the largest death benefit on any Contract anniversary that is a multiple of five and occurs prior to the Participant reaching age 76, plus Purchase Payments made and less withdrawals taken since the applicable Contract anniversary. Assuming the Participant was less than 76 years old in Contract Year five, the stepped-up death benefit is calculated as follows: Death Benefit in Contract Year Five + Purchase Payments since Contract Year Five – Withdrawals since Contract Year Five $105,000 + $0 - $10,000 = $95,000 Thus, the death benefit is $95,000. If the Participant was 76 years or older on the Contract Date, the standard death benefit is the Contract Value, which is $89,000.
Scarborough Advantage Variable Annuity | Dollar Cost Averaging Option
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The minimum amount that may be transferred to any one Subaccount is $25.00.●The Company may discontinue, modify, or suspend Dollar Cost Averaging at any time.●Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Operation of Benefit [Text Block]	Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses. A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year. After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option. You may also dollar cost average Contract Value to or from the Fixed Account. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options if the Fixed Account is included in one of these two options.
Scarborough Advantage Variable Annuity | Asset Reallocation Option
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Reallocation Option
Purpose of Benefit [Text Block]	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Name of Benefit [Text Block]	Asset Reallocation Option
Operation of Benefit [Text Block]	Asset Reallocation Option — For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses. To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount. Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option. Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Option. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options if the Fixed Account is included in one of these two options.
Scarborough Advantage Variable Annuity | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to set up automatic periodic payments from your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Each payment must be at least $100 (unless we consent otherwise).●Withdrawals may be subject to income tax and penalties.
Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, you may elect to receive systematic withdrawals during your lifetime and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at the Administrative Office. This option may be elected at any time. You may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon your life expectancy. You also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. You may stop or modify systematic withdrawals upon proper written request received by the Company at the Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee. Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax. In no event will the amount of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes your Withdrawal Value to equal zero. If you are enrolled in the Dollar Cost Averaging or Asset Reallocation Options, you may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options. In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes and any pro rata account administration charge (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero. The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account. The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax that may be imposed on withdrawals made prior to the Participant attaining age 59½. See “Federal Tax Matters.”
Scarborough Advantage Variable Annuity | Automatic Investment Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Investment Program
Purpose of Benefit [Text Block]	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program.
Name of Benefit [Text Block]	Automatic Investment Program
Scarborough Advantage Variable Annuity | Standard Death Benefit - Contract issue Age 76 and Older
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit – Contract Issue Age 76 and Older
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.
Name of Benefit [Text Block]	Standard Death Benefit – Contract Issue Age 76 and Older
Scarborough Advantage Variable Annuity | Standard Death Benefit - Contract Issue Age 75 or Younger
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit – Contract Issue Age 75 or Younger
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greatest of total Purchase Payments less any withdrawals, including withdrawal charges, the Contract Value, or the stepped-up death benefit.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.●The stepped-up death benefit is stepped up on Contract anniversaries that are multiples of five until the Participant reaches age 76.
Name of Benefit [Text Block]	Standard Death Benefit – Contract Issue Age 75 or Younger
Scarborough Advantage Variable Annuity | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The Fixed Account
The Fixed Account is not available in all states. If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. The Fixed Account is a separate account of the Company established under Kansas law on October 26, 1998. The Company owns the assets of the Fixed Account and maintains them apart from the assets of its General Account and its other separate accounts. The assets held in the Fixed Account equal to the reserves and other Contract liabilities with respect to the Fixed Account may not be charged with liabilities arising from any other business the Company may conduct. Income and realized and unrealized gains and losses from assets in the Fixed Account are credited to, or charged against, the Fixed Account without regard to the income, gains or losses from the Company’s General Account or its other separate accounts. The Fixed Account is subject to regulation and supervision by the Kansas Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.” Subject to applicable law, the Company has sole discretion over investment of the assets of its Fixed Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to the Company’s financial strength and claims-paying ability. Information regarding the features of each currently offered Fixed option, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in Appendix A: Investment Options Available Under the Contract.
Fixed Option Details, Additional Information [Text Block]	Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”Contract Charges — Premium taxes, if any, will be the same for Participants who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The charges for mortality and expense risks and the administration and distribution charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and other operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you will not participate in the investment experience of the Subaccounts.Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are also allowed pursuant to the Dollar Cost Averaging and Asset Reallocation Options. The minimum amount that you may transfer from the Fixed Account to the Subaccounts is $100. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right at a future date to limit the number of transfers permitted each Contract Year, to limit the size and frequency of transfers and to discontinue transfers. You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. See “Full and Partial Withdrawals” and “Systematic Withdrawals.”Payments from the Fixed Account — Full and partial withdrawals, and transfers from the Fixed Account may be delayed for up to six months after a written request on the Withdrawal Request form, or other designated proper form is received by the Company at the Administrative Office. During the period of deferral, interest at the Current Rate will continue to be credited to the amounts allocated to the Fixed Account.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates (the “Current Rate”) that are paid by the Company. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The Company will determine the Current Rate, if any, from time to time. Contract Value allocated or transferred to the Fixed Account will earn interest at the Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. The Company bears the investment risk for Contract Value allocated to the Fixed Account and for paying interest at the Current Rate on amounts allocated to the Fixed Account. The Company does not guarantee a minimum Current Rate of interest.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Scarborough Advantage Variable Annuity | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including loss of principal.
Scarborough Advantage Variable Annuity | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No.●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.●Withdrawals will reduce the value of your Contract.●Tax deferral is more beneficial to investors with a long time horizon.
Scarborough Advantage Variable Annuity | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the Investment Options that are available under the Contract.●Each investment option, including the Fixed Account (if available), has its own unique risks.●You should review the Investment Options before making an investment decision.
Scarborough Advantage Variable Annuity | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, Security Benefit Life Insurance Company. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Scarborough Advantage Variable Annuity | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
Scarborough Advantage Variable Annuity | Risk of Investment Loss
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Scarborough Advantage Variable Annuity | Short-Term Investment Risk Withdrawal Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Scarborough Advantage Variable Annuity | Subaccount Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Scarborough Advantage Variable Annuity | Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Scarborough Advantage Variable Annuity | Financial Strength and Claims-Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Scarborough Advantage Variable Annuity | Business Disruption and Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”
Scarborough Advantage Variable Annuity | Tax Consequences Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.